Other non-current liabilities	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	Other non-current liabilities

	At December 31, 2020	At June 30, 2021
	(in thousands)
Trade payables	$851	$890
Deferred tax liabilities	19	20
Contract liabilities:
License and development services agreement	2,343	254
Deferred revenue	54	—
Total contract liabilities	$2,397	$254

As of December 31, 2020, trade payables included the non-current part of a supplier debt related to the acquisition of certain intangible assets of $1,916,000, which is scheduled to be paid in 27 months. As of December 31, 2020, $1,139,000 remained of this liability ($244,000 as the non-current portion). As of June 30, 2021, $707,000 remained as current portion. In the six months ended June 30, 2021, the Company contracted a new supplier debt related to the acquisition of certain intangible assets. As of June 30, 2021, $289,000 remained of this liability ($202,000 as the non-current portion). In January 2020, the Company entered into an agreement with a technology company based in Israel to transfer a team of engineers to the Company for the purpose of accelerating 5G new product development. The remaining amount to be paid in June 2024 for this agreement is $1,430,000. This amount has been discounted and as of June 30, 2021, $688,000 is included in non-current trade payables ($607,000 as of December 31, 2020), and the Company records interest expense associated with this amount each reporting period.

At June 30, 2021, the Company recognized a net deferred tax liability of $20,000 ($19,000 at December 31, 2020) related to origination and reversal of timing differences.

On October 24, 2019, the Company signed a multi-year, non-exclusive license and development services agreement with a strategic partner, a Fortune Global 500 company, with an estimated value exceeding $35 million over more than 3 years, subject to the Company achieving certain pre-agreed milestones. The agreement provided for an upfront payment of $18 million, which was received in October 2019, and recorded as a contract liability upon receipt. Quarterly payments of $1.8 million are to be paid to the Company beginning August 2021 with the remaining consideration to be paid upon completion of the final milestone expected to occur in July 2023. The contract also includes clauses that allow for termination in certain circumstances, or in some cases of a change in control of the Company, which could result in a refund of certain or all amounts received under the contract, depending on the circumstances. The Company determined that this agreement includes a financing component related to the upfront payment, which results in the recognition of interest expense over a portion of the term of the agreement. In the six months ended June 30, 2021, the Company recognized revenues for an amount of $5,566,000 ($5,565,000 in the six months ended June 30, 2020) as a result of development services performed and interest expenses on the upfront payment of $1,100,000 ($1,809,000 in 2020). At June 30, 2021, the net remaining contract liability of $5,936,000 was presented on the Statement of Financial Position as current contract liabilities.
In December 2020, the Company signed a 5G technology access and license agreement with a strategic partner for an amount of $4,500,000. The agreement provided for an upfront payment which was received in January 2021. The Company determined that this agreement includes a financing component related to the upfront payment, which will result in the recognition of interest expense over a portion of the term of the agreement. In the six months ended June 30, 2021, the Company recognized revenues for an amount of $1,390,000. At June 30, 2021, the net remaining contract liability of $3,259,000 was presented on the Statement of Financial Position as current contract liabilities for $3,005,000 and the remaining amount of $254,000 as non-current liabilities.
In December 2015, the Company entered into a contract with a customer for certain development services which resulted in the recognition of deferred revenues for $1,940,000 to be recognized on a straight-line basis over four years beginning when the customer’s product is certified by a major U.S. carrier, which occurred in September 2017. As revenues were expected to be recognized until August 31, 2021, a portion of these deferred revenues were presented as non–current liabilities as of December 31, 2020. $243,000 was recognized as revenue in the six months ended June 30, 2021 and 2020. As of June 30, 2021, the remaining amount of deferred revenues of $81,000 has been classified as current, $323,000 of December 31, 2020 and the remainder as non-current.